Submission	Jan. 17, 2025
Submission [Line Items]
Central Index Key	0001535778
Registrant Name	MSC INCOME FUND, INC.
Registration File Number	333-282501
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES